Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 1.0%
JP Morgan Mortgage Trust 2019-1 A15, 4.0000%, 5/25/49 (144A)‡	$110,578		$100,102
JP Morgan Mortgage Trust 2019-LTV2, 3.5000%, 12/25/49 (144A)‡	8,848		8,754
RESIMAC Bastille Trust Series 2018-1NC,
ICE LIBOR USD 1 Month + 0.8500%, 5.5514%, 12/5/59 (144A)‡	13,826		13,789
RMAC Securities No 1 2006-NS3X PLC,
SONIA Interest Rate Benchmark + 0.2693%, 3.8330%, 6/12/44‡	530,976	GBP	625,216
RMAC Securities No 1 2006-NS4X PLC,
SONIA Interest Rate Benchmark + 0.2893%, 3.8530%, 6/12/44‡	514,234	GBP	605,525
RMAC Securities No 1 PLC,
SONIA Interest Rate Benchmark + 0.2693%, 3.8330%, 6/12/44‡	149,958	GBP	176,495
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,647,015)			1,529,881
Corporate Bonds– 16.7%
Banking – 4.5%
American Express Co, 4.0500%, 5/3/29	467,000		455,171
Bank of America Corp, EURIBOR 3 Month + 3.6700%, 3.6480%, 3/31/29‡	414,000	EUR	438,391
BNP Paribas SA, 2.8750%, 2/24/29	400,000	GBP	423,800
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	372,000		341,522
Goldman Sachs Group Inc, 0.2500%, 1/26/28	544,000	EUR	491,533
HSBC Holdings PLC, SOFR + 1.9290%, 2.0990%, 6/4/26‡	1,100,000		1,017,337
ING Groep NV, EURIBOR 3 Month + 0.8500%, 1.2500%, 2/16/27‡	200,000	EUR	198,613
JPMorgan Chase & Co, EURIBOR 3 Month + 0.7600%, 1.0900%, 3/11/27‡	600,000	EUR	597,771
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.7900%, 4.4930%, 3/24/31‡	666,000		647,032
Morgan Stanley, SOFR + 0.9400%, 2.6300%, 2/18/26‡	791,000		750,691
Natwest Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.9850%, 5.1250%‡,µ	200,000	GBP	197,067
Royal Bank of Scotland Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.5500%, 3.6220%, 8/14/30‡	222,000	GBP	253,193
Santander UK PLC, 3.8750%, 10/15/29	400,000	GBP	459,218
UBS AG/London, 0.0100%, 3/31/26	500,000	EUR	482,257
			6,753,596
Basic Industry – 0.2%
Alpek SAB de CV, 3.2500%, 2/25/31 (144A)	342,000		276,528
Capital Goods – 0.3%
Signify NV, 2.3750%, 5/11/27	467,000	EUR	473,486
Communications – 1.8%
AT&T Inc, 3.8500%, 6/1/60	574,000		429,922
Crown Castle International Corp, 2.2500%, 1/15/31	470,000		389,525
Netflix Inc, 4.6250%, 5/15/29	839,000	EUR	926,744
Prosus NV, 3.0610%, 7/13/31	350,000		275,651
Verizon Communications Inc, 3.0000%, 3/22/27	289,000		274,565
Walt Disney Co, 2.6500%, 1/13/31	441,000		389,655
			2,686,062
Consumer Cyclical – 0.9%
Amazon.com Inc, 2.7000%, 6/3/60	606,000		397,822
NIKE Inc, 3.3750%, 3/27/50	460,000		378,894
Rentokil Initial Finance Ltd, 3.8750%, 6/27/27	447,000	EUR	483,361
			1,260,077
Consumer Non-Cyclical – 2.8%
Agilent Technologies Inc, 2.1000%, 6/4/30	902,000		753,817
Amgen Inc, 3.0000%, 2/22/29	577,000		530,661
Dentsply Sirona Inc, 3.2500%, 6/1/30	642,000		567,347
HCA Inc, 3.5000%, 9/1/30	515,000		458,705
Kraft Heinz Foods Co, 4.8750%, 10/1/49	361,000		335,425
Mars Inc, 4.1250%, 4/1/54 (144A)	290,000		247,898
McCormick & Co Inc/MD, 2.5000%, 4/15/30	194,000		165,601
PepsiCo Inc, 3.2000%, 7/22/29	370,000	GBP	421,767
Sysco Corp, 5.9500%, 4/1/30	136,000		144,212
Takeda Pharmaceutical Co Ltd, 2.0000%, 7/9/40	251,000	EUR	195,382
Zoetis Inc, 3.9000%, 8/20/28	399,000		388,176
			4,208,991
Electric – 0.5%
AEP Transmission Co LLC, 3.6500%, 4/1/50	192,000		152,184
Ameren Corp, 3.5000%, 1/15/31	195,000		177,398
IE2 Holdco SAU, 2.8750%, 6/1/26	400,000	EUR	421,761
			751,343
Government Sponsored – 0.8%
China Development Bank, 3.3400%, 7/14/25	6,540,000	CNY	966,513

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Government Sponsored– (continued)
SA Global Sukuk Ltd, 2.6940%, 6/17/31 (144A)	$310,000		$271,590
			1,238,103
Insurance – 1.4%
Anthem Inc, 2.2500%, 5/15/30	462,000		396,663
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	150,000	GBP	144,129
Centene Corp, 2.4500%, 7/15/28	657,000		571,590
Health Care Service Corp, 2.2000%, 6/1/30 (144A)	572,000		476,350
New York Life Global Funding, 0.7500%, 12/14/28	452,000	GBP	449,458
			2,038,190
Technology – 3.5%
Apple Inc, 2.3750%, 2/8/41	940,000		703,695
Apple Inc, 2.6500%, 5/11/50	584,000		411,683
Equinix Inc, 2.1500%, 7/15/30	892,000		729,348
Fiserv Inc, 1.6250%, 7/1/30	446,000	EUR	406,480
Global Payments Inc, 2.9000%, 5/15/30	613,000		519,075
Oracle Corp, 2.9500%, 4/1/30	449,000		396,446
Oracle Corp, 4.9000%, 2/6/33	428,000		419,212
PayPal Holdings Inc, 2.3000%, 6/1/30	301,000		257,738
Sage Group PLC/The, 1.6250%, 2/25/31	500,000	GBP	477,393
Salesforce.com Inc, 1.9500%, 7/15/31	456,000		381,856
VMware Inc, 4.6500%, 5/15/27	530,000		521,812
			5,224,738
Total Corporate Bonds (cost $28,107,281)			24,911,114
Foreign Government Bonds– 48.2%
Australia Government Bond, 1.2500%, 5/21/32	1,280,000	AUD	718,614
Australia Government Bond, 1.7500%, 6/21/51	789,000	AUD	340,117
Canadian Government Bond, 2.2500%, 6/1/29	2,178,000	CAD	1,555,756
Canadian Government Bond, 1.5000%, 12/1/31	1,703,000	CAD	1,127,612
China Government Bond, 2.5600%, 10/21/23	32,630,000	CNY	4,758,230
China Government Bond, 3.2900%, 5/23/29	22,910,000	CNY	3,451,014
China Government Bond, 2.6800%, 5/21/30	33,330,000	CNY	4,792,752
China Government Bond, 3.8600%, 7/22/49	7,640,000	CNY	1,223,414
European Union, 0%, 10/4/30	2,492,000	EUR	2,175,720
European Union, 0%, 7/4/31	1,773,681	EUR	1,513,436
European Union, 0.1000%, 10/4/40	1,043,000	EUR	657,252
Federal Republic of Germany Bond, 0%, 8/15/29	632,741	EUR	594,428
Federal Republic of Germany Bond, 0%, 2/15/32	882,805	EUR	785,424
Federal Republic of Germany Bond, 1.7000%, 8/15/32	3,140,103	EUR	3,242,086
French Republic Government Bond OAT, 0%, 11/25/30	2,836,621	EUR	2,508,809
French Republic Government Bond OAT, 0%, 5/25/32	2,183,038	EUR	1,841,392
French Republic Government Bond OAT, 4.0000%, 4/25/60	190,489	EUR	238,817
Italy Buoni Poliennali Del Tesoro, 2.5000%, 12/1/24	598,000	EUR	641,341
Italy Buoni Poliennali Del Tesoro, 1.8500%, 7/1/25 (144A)	2,888,000	EUR	3,036,827
Italy Buoni Poliennali Del Tesoro, 3.4500%, 3/1/48 (144A)	734,000	EUR	687,894
Japan Government Forty Year Bond, 0.8000%, 3/20/58	25,000,000	JPY	161,033
Japan Government Ten Year Bond, 0.4000%, 6/20/25	513,850,000	JPY	3,910,346
Japan Government Ten Year Bond, 0.1000%, 6/20/29	735,850,000	JPY	5,519,208
Japan Government Ten Year Bond, 0.1000%, 6/20/31	448,900,000	JPY	3,321,745
Japan Government Ten Year Bond, 0.2000%, 9/20/32	634,900,000	JPY	4,790,253
Japan Government Thirty Year Bond, 0.5000%, 9/20/46	84,850,000	JPY	555,890
Japan Government Thirty Year Bond, 0.7000%, 6/20/48	197,100,000	JPY	1,325,051
Kingdom of Belgium Government Bond, 1.0000%, 6/22/26 (144A)	3,992,096	EUR	4,107,785
Kingdom of Belgium Government Bond, 2.1500%, 6/22/66 (144A)	1,008,352	EUR	821,739
Mexican Bonos, 8.0000%, 11/7/47	11,750,000	MXN	580,218
Province of British Columbia Canada, 2.8500%, 6/18/25	5,500,000	CAD	3,988,263
Spain Government Bond, 1.2500%, 10/31/30 (144A)	1,272,000	EUR	1,209,098
United Kingdom Gilt, 1.2500%, 7/22/27	637,985	GBP	718,822
United Kingdom Gilt, 1.6250%, 10/22/28	3,393,666	GBP	3,817,312
United Kingdom Gilt, 4.2500%, 6/7/32	110,000	GBP	144,688
United Kingdom Gilt, 1.5000%, 7/22/47	1,448,656	GBP	1,120,975
Total Foreign Government Bonds (cost $79,884,649)			71,983,361
Mortgage-Backed Securities– 21.7%
Fannie Mae:
5.0000%, TBA, 30 Year Maturity	1,249,433		1,245,573
3.5000%, TBA, 30 Year Maturity	18,906		17,515
4.0000%, TBA, 30 Year Maturity	232,524		222,273
4.5000%, TBA, 30 Year Maturity	5,378,038		5,266,933
2.5000%, TBA, 30 Year Maturity	18,453		15,900
			6,768,194
Fannie Mae Pool:
2.5000%, 11/1/34	197,911		184,499
4.5000%, 11/1/42	14,756		14,811

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.0000%, 1/1/43	$6,668	$6,133
4.5000%, 10/1/44	34,319	34,791
4.5000%, 3/1/45	51,635	52,345
4.5000%, 6/1/45	26,115	26,243
4.5000%, 2/1/46	50,741	50,930
3.0000%, 3/1/46	1,076,325	982,832
3.0000%, 2/1/47	1,703,476	1,566,000
4.5000%, 6/1/48	65,953	65,571
4.0000%, 10/1/48	33,671	32,902
4.0000%, 6/1/49	13,554	13,121
4.5000%, 6/1/49	5,897	5,852
4.5000%, 8/1/49	8,493	8,428
3.0000%, 9/1/49	5,918	5,343
3.0000%, 9/1/49	2,241	2,050
4.0000%, 11/1/49	221,379	214,751
4.0000%, 11/1/49	19,600	19,122
3.5000%, 12/1/49	560,693	526,838
4.5000%, 1/1/50	173,612	172,607
4.5000%, 1/1/50	11,459	11,371
4.0000%, 3/1/50	320,311	312,999
4.0000%, 3/1/50	173,351	168,161
4.0000%, 3/1/50	66,477	64,486
4.0000%, 9/1/50	341,015	330,132
4.0000%, 10/1/50	350,551	341,996
4.5000%, 10/1/50	215,191	213,944
3.5000%, 2/1/51	63,339	59,310
4.0000%, 3/1/51	1,686,821	1,632,992
4.0000%, 3/1/51	17,642	17,079
4.0000%, 3/1/51	8,645	8,386
4.0000%, 10/1/51	3,300,157	3,194,845
3.0000%, 12/1/51	84,839	76,585
3.5000%, 3/1/52	974,982	918,328
3.0000%, 4/1/52	7,744	6,980
3.5000%, 4/1/52	124,761	117,268
4.0000%, 4/1/52	135,912	131,701
4.5000%, 4/1/52	26,056	25,533
4.5000%, 4/1/52	20,059	19,657
4.5000%, 4/1/52	11,504	11,273
4.5000%, 4/1/52	10,442	10,233
4.5000%, 4/1/52	9,132	8,949
4.5000%, 4/1/52	5,880	5,757
3.5000%, 5/1/52	150,989	141,303
4.5000%, 5/1/52	31,825	31,187
3.5000%, 6/1/52	304,344	286,376
4.0000%, 6/1/52	108,469	103,758
4.0000%, 6/1/52	29,071	27,808
3.5000%, 7/1/52	27,856	26,203
4.0000%, 7/1/52	46,369	44,355
4.5000%, 7/1/52	136,318	133,611
3.5000%, 8/1/52	134,700	125,976
3.5000%, 8/1/52	49,699	46,652
4.5000%, 8/1/52	519,089	508,782
5.5000%, 9/1/52	631,945	640,723
5.5000%, 10/1/52	1,381,750	1,416,176
5.0000%, 11/1/52	228,646	230,705
4.5000%, 12/1/52	138,642	136,581
5.0000%, 1/1/53	188,027	188,484
5.0000%, 3/1/53	54,261	54,186
5.0000%, 4/1/53	17,002	16,978
5.0000%, 4/1/53	13,582	13,563
3.0000%, 2/1/57	25,282	22,924
		15,869,465
Freddie Mac Pool:
3.0000%, 5/1/31	181,226	174,860
3.0000%, 9/1/32	941	901
3.0000%, 10/1/32	1,368	1,310
3.0000%, 12/1/32	201,242	190,879
2.5000%, 4/1/33	211,913	197,695
2.5000%, 11/1/34	203,535	189,739
3.0000%, 6/1/43	247	222
4.5000%, 5/1/44	23,349	23,463
4.5000%, 7/1/48	14,435	14,351
4.0000%, 12/1/48	111,496	108,159
4.5000%, 6/1/49	6,236	6,188

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
4.5000%, 7/1/49	$55,523	$55,098
4.5000%, 7/1/49	9,535	9,462
4.5000%, 8/1/49	47,710	47,344
3.0000%, 11/1/49	3,010,021	2,738,936
3.0000%, 12/1/49	41,933	37,863
3.0000%, 12/1/49	3,658	3,303
4.5000%, 1/1/50	32,251	32,004
4.5000%, 1/1/50	9,378	9,306
4.0000%, 6/1/50	180,095	176,258
4.5000%, 9/1/50	327,299	325,402
4.0000%, 10/1/50	33,362	32,298
2.5000%, 6/1/51	36,803	32,136
4.5000%, 3/1/52	4,946	4,847
3.5000%, 6/1/52	1,217,994	1,147,790
3.5000%, 7/1/52	1,093,436	1,022,947
4.0000%, 7/1/52	104,193	99,666
4.0000%, 8/1/52	118,335	113,243
4.5000%, 8/1/52	1,156,697	1,133,731
4.5000%, 8/1/52	490,278	481,809
4.5000%, 8/1/52	253,199	248,172
5.5000%, 9/1/52	170,002	173,370
5.0000%, 3/1/53	85,442	85,323
5.0000%, 3/1/53	15,304	15,283
		8,933,358
Ginnie Mae II Pool:
4.0000%, 5/20/48	260,784	254,241
4.0000%, 6/20/48	611,794	596,444
		850,685
Total Mortgage-Backed Securities (cost $33,333,893)		32,421,702
United States Treasury Notes/Bonds– 8.9%
4.5000%, 11/30/24	2,982,000	2,993,648
3.8750%, 12/31/27	1,000,000	1,010,508
4.0000%, 2/28/30	1,462,900	1,501,530
2.8750%, 5/15/32	3,282,000	3,123,285
1.3750%, 11/15/40	1,504,100	1,036,008
3.3750%, 5/15/44	870,300	809,447
3.3750%, 11/15/48	812,000	759,537
3.0000%, 2/15/49	901,900	789,515
2.2500%, 2/15/52	1,647,000	1,228,173
Total United States Treasury Notes/Bonds (cost $13,656,481)		13,251,651
Investment Companies– 7.2%
Money Markets – 7.2%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $10,724,622)	10,724,021	10,726,166
Total Investments (total cost $167,353,941) – 103.7%		154,823,875
Liabilities, net of Cash, Receivables and Other Assets – (3.7)%		(5,581,290)
Net Assets – 100%		$149,242,585

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$74,060,688	47.8%
Japan	19,778,908	12.8
China	15,467,574	10.0
United Kingdom	10,240,731	6.6
Canada	6,671,631	4.3
France	5,354,340	3.5
Belgium	4,929,524	3.2
Germany	4,621,938	3.0
Italy	4,366,062	2.8
Supranational	4,346,408	2.8
Spain	1,630,859	1.0
Australia	1,072,520	0.7
Mexico	856,746	0.6
Netherlands	672,099	0.4
Switzerland	482,257	0.3
Saudi Arabia	271,590	0.2

Total	$154,823,875	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 7.2%
Money Markets - 7.2%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$476,592	$1,167	$534	$10,726,166
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	947∆	-	-	-
Total Affiliated Investments - 7.2%	$477,539	$1,167	$534	$10,726,166

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 7.2%
Money Markets - 7.2%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	15,281,571	102,306,981	(106,864,087)	10,726,166
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	209,374	2,613,590	(2,822,964)	-

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Danish Krone	4/5/23	(206,000)	$29,609	$(385)
Euro	4/5/23	2,582,716	(2,758,592)	42,269
Indonesian Rupiah	4/5/23	(10,341,960,000)	687,265	(2,564)
Indonesian Rupiah	6/28/23	10,341,960,000	(687,128)	(4,325)
Korean Won	4/5/23	(2,220,592,250)	1,705,524	(563)
Korean Won	6/28/23	2,220,592,250	(1,714,346)	4,246
Mexican Peso	4/5/23	(6,059,146)	333,985	(2,259)
Mexican Peso	6/28/23	6,059,146	(328,500)	2,100
Norwegian Krone	4/5/23	1,460,983	(146,140)	(6,524)

				31,995
Barclays Capital, Inc.:
British Pound	4/5/23	3,288,915	(4,052,488)	4,128
British Pound	4/5/23	(3,288,915)	3,975,806	(80,810)
British Pound	6/28/23	(3,288,915)	4,058,746	(4,508)
Hungary Forint	4/5/23	9,373,525	(24,563)	2,231
Israeli Shekel	4/5/23	(728,364)	203,519	829
Israeli Shekel	6/28/23	728,364	(204,306)	(850)

				(78,980)
BNP Paribas:
Hungary Forint	4/5/23	(9,373,525)	26,669	(126)
Hungary Forint	6/28/23	9,373,525	(26,003)	71
Israeli Shekel	4/5/23	728,364	(208,832)	(6,143)
Polish Zloty	4/5/23	(2,992,971)	691,182	(2,489)
Polish Zloty	6/28/23	2,992,971	(687,608)	2,413
Singapore Dollar	4/5/23	1,706,452	(1,278,128)	4,482
Singapore Dollar	4/5/23	(1,706,452)	1,284,007	1,396
Singapore Dollar	6/28/23	1,706,452	(1,287,676)	(1,311)

				(1,707)
Citibank, National Association:
Australian Dollar	4/5/23	2,601,483	(1,790,952)	(52,309)
Australian Dollar	4/5/23	(2,601,483)	1,739,152	510
Australian Dollar	6/28/23	2,601,483	(1,744,495)	(222)
Canadian Dollar	4/5/23	(3,353,652)	2,495,226	13,386
Euro	4/5/23	(3,053,261)	3,308,820	(2,328)
Euro	6/28/23	3,053,261	(3,324,692)	2,596
Indonesian Rupiah	4/5/23	10,341,960,000	(664,693)	25,135
Korean Won	4/5/23	2,220,592,250	(1,778,466)	(72,379)
Polish Zloty	4/5/23	2,992,971	(672,546)	21,126
Swiss Franc	4/5/23	687,540	(746,634)	5,110
Swiss Franc	4/5/23	(687,540)	748,510	(3,234)
Swiss Franc	6/28/23	687,540	(755,273)	3,698

				(58,911)
HSBC Securities (USA), Inc.:
British Pound	6/28/23	(312,324)	387,000	1,143

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	4/5/23	3,353,652	$(2,469,054)	12,785
Canadian Dollar	6/28/23	(3,353,652)	2,472,253	(13,294)
Chinese Renminbi	4/4/23	16,026,428	(2,326,717)	5,248
Chinese Renminbi	4/4/23	(16,026,428)	2,360,496	28,531
Chinese Renminbi	6/28/23	(16,026,428)	2,343,045	(6,344)
Danish Krone	4/5/23	206,000	(29,976)	18
Danish Krone	6/28/23	(206,000)	30,144	(32)
Euro	4/5/23	594,745	(630,253)	14,727
Euro	4/5/23	168,608	(183,749)	(901)
Euro	4/5/23	(590,223)	625,461	(14,615)
Euro	6/28/23	409,964	(446,578)	180
Japanese Yen	4/5/23	151,684,861	(1,145,810)	(3,052)
Japanese Yen	4/5/23	(151,684,861)	1,159,726	16,968
Japanese Yen	6/28/23	(151,684,861)	1,159,858	2,106
Japanese Yen	6/28/23	(99,620,519)	760,000	(365)
Mexican Peso	4/5/23	6,059,146	(311,353)	24,891
New Zealand Dollar	4/5/23	382,523	(238,167)	948
New Zealand Dollar	4/5/23	(382,523)	242,513	3,398
New Zealand Dollar	6/28/23	(382,523)	238,153	(929)
Norwegian Krone	4/5/23	(1,460,983)	140,342	726
Norwegian Krone	6/28/23	1,460,983	(140,868)	(657)
Swedish Krona	4/5/23	5,797,083	(552,102)	6,677
Swedish Krona	4/5/23	(5,797,083)	557,381	(1,397)
Swedish Krona	6/28/23	5,797,083	(559,806)	1,574

				78,334
JPMorgan Chase Bank, National Association:
Euro	4/5/23	297,415	(320,306)	2,230
Total				$(27,039)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10-Year Australian Bond	38	6/15/23	$3,120,758	$82,271
5 Year US Treasury Note	169	7/6/23	18,506,820	377,609
Euro-BTP	11	6/12/23	1,375,939	55,836
Long Gilt	25	6/30/23	3,186,785	70,516
Ultra 10-Year Treasury Note	15	6/30/23	1,817,109	58,124
Ultra Long Term US Treasury Bond	13	6/30/23	1,834,625	68,250
Total				$712,606

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
STIBOR 3M	3.2045% Fixed Rate	Quarterly	10/21/32	33,100,000	SEK	$750	$115,505	$116,255

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2023

Credit default swaps:
Average notional amount - sell protection	$ 2,062,500
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	36,047,816
Average amounts sold - in USD	37,526,758
Futures contracts:
Average notional amount of contracts - long	17,419,315
Average notional amount of contracts - short	13,842,340
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate	1,697,290,567
Average notional amount - receive fixed rate/pay floating rate	3,443,004,432

Notes to Schedule of Investments (unaudited)

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STIBOR	Stockholm Interbank Offered Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2023 is $11,599,876, which represents 7.8% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,529,881	$-
Corporate Bonds	-	24,911,114	-
Foreign Government Bonds	-	71,983,361	-
Mortgage-Backed Securities	-	32,421,702	-
United States Treasury Notes/Bonds	-	13,251,651	-
Investment Companies	-	10,726,166	-
Total Investments in Securities	$-	$154,823,875	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	257,876	-
Futures Contracts	712,606	-	-
Centrally Cleared Swaps	-	115,505	-
Total Assets	$712,606	$155,197,256	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$284,915	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70273 05-23